Share-Based Payments (Restricted Stock) (Details) - Restricted Stock Units - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation	$ 15	$ 4,991	$ 11,720	$ 23,562
Unrecognized share-based compensation costs	$ 29		$ 59
Shares
Nonvested, beginning balance (in shares)	4,042	23,313	23,313
Granted (in shares)	0		17,571
Vested (in shares)			(19,138)
Forfeited and canceled (in shares)			(17,704)
Nonvested, ending balance (in shares)			4,042	23,313
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 2,740.40	$ 1,044.60	$ 1,044.60
Granted (in dollars per share)			32.60
Vested (in dollars per share)			944.60
Forfeited and canceled (in dollars per share)			74.80
Nonvested, ending balance (in dollars per share)			$ 2,740.40	$ 1,044.60